Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of Long Term Debt

Long-term debt consists of the following as of December 31:

	2020	2019
Note Payable to a business, which is in dispute, as terms of contract were not followed by lender and is being presented as due on demand and bearing no interest until a future settlement is reached, unsecured.	$300,000	$300,000

Note Payable to a business, which is in dispute, as terms of contract were not followed by lender and is being presented as due on demand and bearing no interest until a future settlement is reached, unsecured.	-	600,000

Total Long-term debt	300,000	900,000
Less: current maturities	(300,000)	(900,000)
Long-Tem Debt	$-	$-